Consolidated Statements of Cash Flows (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2010
Significant Investing and Financing Activities
Cash paid for purchase of vessel	$ 94,000,000
Golden Future [Member]
Significant Investing and Financing Activities
Cash paid for purchase of vessel	47,000,000
Shares issued in purchase of vessel (in shares)	1,464,515
Value of shares issued for purchase of vessel	25,000,000
Golden Zhejiang [Member]
Significant Investing and Financing Activities
Cash paid for purchase of vessel	47,000,000
Shares issued in purchase of vessel (in shares)	973,684
Value of shares issued for purchase of vessel	$ 18,500,000